WILSON SONSINI GOODRICH & ROSATI, P.C.
650 Page Mill Road
Palo Alto, CA 94304-1050
Tel: (650) 493-9300
Fax: (650) 493-6811

August 7, 2006

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
100 F Street, NE, Room 1580
Washington, D.C. 20549

  Re:
  XTENT, Inc.
  Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of XTENT, Inc. (the "Registrant"), transmitted herewith for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the "Act"), is one conformed copy of the Registrant's Registration Statement on Form S-1, together with the exhibits thereto (except for exhibits that will be filed by amendment). Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by Registrant for five (5) years.

The filing fee of $11,075 has been calculated pursuant to Rule 457(o) under the Act and has been sent by two wire transfers to the Commission's lockbox at The Mellon Bank in Pittsburgh, Pennsylvania as required by Rule 13(c) of Regulation S-T. The two wires in the aggregate amount of $12,500 were sent on Wednesday, August 2, 2006 and Thursday, August 3, 2006.

The representative of the underwriters have advised us that the proposed offering will be reviewed by representatives of the National Association of Securities Dealers, Inc. (the "NASD") and that copies of the Registration Statement and Underwriting Agreement are being forwarded to the NASD.

The Registrant and the representatives of the underwriters have authorized us to advise you that, as contemplated by Rule 461(a) under the Act, they may make oral request for the acceleration of the Registration Statement's effectiveness and that they are aware of their respective obligations under the Act.

Please direct any questions or information regarding this filing to the undersigned at (650) 565-3564.

Very truly yours,
/s/ Philip H. Oettinger Philip H. Oettinger
cc:	NASDAQ Global Market
Gregory D. Casciaro Timothy D. Kahlenberg
J. Casey McGlynn, Esq. Elton Satusky, Esq. Wilson Sonsini Goodrich & Rosati, P.C.
B. Shayne Kennedy, Esq. Lathan & Watkins LLP